Operating Segment Table - MDA (Details) - USD ($) $ in Millions		3 Months Ended
		Mar. 31, 2016	Mar. 31, 2015
Segment Reporting Information [Line Items]
Revenues		$ 27,845	$ 26,239
Interest and other financial charges		1,736	618
Benefit (provision) for income taxes		139	(6,294)
Income (Loss) from Continuing Operations Attributable to Parent		210	(4,548)
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent		(308)	(8,936)
Less net earnings (loss) attributable to noncontrolling interests, discontinued operations		0	89
Earnings (loss) from discontinued operations, net of taxes		(308)	(8,936)
Net Income (Loss) Available to Common Stockholders, Basic		$ (98)	(13,573)
Variance in revenues		6.00%
Variance earnings loss continued operations fav unfav		F
Variance earnings (loss) from discontinued operations net of taxes		97.00%
Variance net earnings loss attributable to company		99.00%
Variance in earnings from discontinued operations net of tax and noncontrolling interest		97.00%
Variance net earnings (loss) attributable to noncontrolling interest fav/unfav		U
GE
Segment Reporting Information [Line Items]
Revenues		$ 24,606	18,171
Interest and other financial charges		440	389
Benefit (provision) for income taxes		(201)	(306)
Income (Loss) from Continuing Operations Attributable to Parent		210	(4,548)
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent	[1]	(308)	(9,025)
Less net earnings (loss) attributable to noncontrolling interests, discontinued operations		0	0
Earnings (loss) from discontinued operations, net of taxes		(308)	(9,025)
Net Income (Loss) Available to Common Stockholders, Basic		(98)	(13,573)
GE Capital
Segment Reporting Information [Line Items]
Revenues		2,885	2,866
Interest and other financial charges		1,430	339
Benefit (provision) for income taxes		341	(5,988)
Income (Loss) from Continuing Operations Attributable to Parent		(893)	(5,721)
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent		(308)	(8,935)
Less net earnings (loss) attributable to noncontrolling interests, discontinued operations		0	89
Earnings (loss) from discontinued operations, net of taxes		(308)	(8,935)
Net Income (Loss) Available to Common Stockholders, Basic		$ (1,201)	(14,745)
Variance in segment profit		84.00%
Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues		$ 27,845	26,239
Operating Segments [Member] | GE
Segment Reporting Information [Line Items]
Revenues		28,754	27,228
Operating Income (Loss)		2,421	(2,162)
Interest and other financial charges		(440)	(389)
Benefit (provision) for income taxes		201	306
Income (Loss) from Continuing Operations Attributable to Parent		210	(4,548)
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent		(308)	(8,936)
Less net earnings (loss) attributable to noncontrolling interests, discontinued operations		0	89
Earnings (loss) from discontinued operations, net of taxes		(308)	(9,025)
Net Income (Loss) Available to Common Stockholders, Basic		$ (98)	(13,573)
Variance in revenues		6.00%
Variance segment profit favorable unfavorable		F
Power | Operating Segments [Member] | GE
Segment Reporting Information [Line Items]
Revenues		$ 5,204	4,612
Operating Income (Loss)		$ 573	757
Variance in revenues		13.00%
Variance in segment profit		(24.00%)
Renewable Energy | Operating Segments [Member] | GE
Segment Reporting Information [Line Items]
Revenues		$ 1,669	1,028
Operating Income (Loss)		$ 83	57
Variance in revenues		62.00%
Variance in segment profit		46.00%
Oil & Gas | Operating Segments [Member] | GE
Segment Reporting Information [Line Items]
Revenues		$ 3,314	4,040
Operating Income (Loss)		$ 308	489
Variance in revenues		(18.00%)
Variance in segment profit		(37.00%)
Energy Connections | Operating Segments [Member] | GE
Segment Reporting Information [Line Items]
Revenues		$ 2,260	1,685
Operating Income (Loss)		$ (85)	28
Variance in revenues		34.00%
Variance segment profit favorable unfavorable		U
Aviation | Operating Segments [Member] | GE
Segment Reporting Information [Line Items]
Revenues		$ 6,262	5,674
Operating Income (Loss)		$ 1,524	1,314
Variance in revenues		10.00%
Variance in segment profit		16.00%
Healthcare | Operating Segments [Member] | GE
Segment Reporting Information [Line Items]
Revenues		$ 4,183	4,075
Operating Income (Loss)		$ 631	587
Variance in revenues		3.00%
Variance in segment profit		7.00%
Transporation | Operating Segments [Member] | GE
Segment Reporting Information [Line Items]
Revenues		$ 981	1,308
Operating Income (Loss)		$ 164	225
Variance in revenues		(25.00%)
Variance in segment profit		(27.00%)
Appliances & Lighting | Operating Segments [Member] | GE
Segment Reporting Information [Line Items]
Revenues		$ 1,996	1,940
Operating Income (Loss)		$ 115	102
Variance in revenues		3.00%
Variance in segment profit		13.00%
GE Industrial | Operating Segments [Member] | GE
Segment Reporting Information [Line Items]
Revenues		$ 25,869	24,362
Operating Income (Loss)		$ 3,314	3,560
Variance in revenues		6.00%
Variance in segment profit		(7.00%)
Capital | Operating Segments [Member] | GE
Segment Reporting Information [Line Items]
Revenues		$ 2,885	2,866
Operating Income (Loss)		$ (893)	(5,721)
Variance in revenues		1.00%
Corporate | Intersegment
Segment Reporting Information [Line Items]
Revenues		$ (909)	(988)
Operating Income (Loss)		$ (1,571)	$ (1,691)

[1]	(a) Represents the adding together of all affiliated companies except GE Capital, which is presented on a one-line basis.